EMPLOYEE BENEFITS - Defined benefit pension plan - Current expenses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current expenses of the defined benefit pension plans
Current service cost	R$ 49,339	R$ 46,176	R$ 63,616
Interest expense	213,267	204,604	169,526
Return on plan assets	(205,604)	(187,247)	(150,700)
Past service cost	7,164
Settlement	(24,625)
Interest cost on unrecoverable surplus	14,129	13,645	10,440
Net cost pension benefit	R$ 53,670	R$ 77,178	R$ 92,882